INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of Intangible assets

	As of December 31,
	2023	2022
Intangible assets	940,344	827,332
Impairment allowance	(33,918)	(33,843)
	906,426	793,489

Summary of nature and movements of intangible assets

	Gross value as of					Gross value as of
	December 31,		Currency translation			December 31,
	2022	CAPEX	adjustments	Transfers	Decreases	2023
5G licenses	—	173,373	—	—	—	173,373
3G/4G licenses	383,661	—	—	—	—	383,661
PCS and SRCE licenses (Argentina)	202,076	—	—	—	—	202,076
Núcleo´s licenses	48,358	637	2,625	—	—	51,620
Customer relationship	269,888	—	739	—	—	270,627
Brands	254,767	—	—	—	—	254,767
Incremental Cost from the acquisitions of contracts	26,003	5,310	(10)	—	(13,380)	17,923
Content activation	2,314	1,481	—	—	—	3,795
Internally generated software	25,426	14,811	—	92	—	40,329
Other	16,186	2,351	463	(92)	—	18,908
Total	1,228,679	197,963	3,817	—	(13,380)	1,417,079

	Accumulated					Accumulated	Net carrying
	amortization as of		Currency			amortization as of	value as of
	December 31,		translation			December 31,	December 31,
	2022	Amortization	adjustments	Transfers	Decreases	2023	2023
5G licenses	—	(2,167)	—	—	—	(2,167)	171,206
3G/4G licenses	(126,915)	(26,122)	—	—	—	(153,037)	230,624
PCS and SRCE licenses (Argentina)	—	—	—	—	—	—	202,076
Núcleo´s licenses	(10,183)	(1,065)	(503)	—	—	(11,751)	39,869
Customer relationship	(214,330)	(42,711)	(214)	—	—	(257,255)	13,372
Brands	(2,055)	—	—	—	—	(2,055)	252,712
Incremental Cost from the acquisitions of contracts	(15,705)	(8,808)	(67)	—	13,380	(11,200)	6,723
Content activation	(1,127)	(1,543)	—	—	—	(2,670)	1,125
Internally generated software	(20,083)	(1,982)	—	(18)	—	(22,083)	18,246
Other	(10,949)	(3,510)	(76)	18	—	(14,517)	4,391
Total	(401,347)	(87,908)	(860)	—	13,380	(476,735)	940,344

	Gross value as of			Currency		Gross value as
	December 31,	Incorporation		translation		of December 31,
	2021	by acquisition	CAPEX	adjustments	Decreases (1)	2022
3G/4G licenses	426,354	—	3,345	—	(46,038)	383,661
PCS and SRCE licenses (Argentina)	202,076	—	—	—	—	202,076
Núcleo´s licenses	48,816	—	853	(1,311)	—	48,358
Customer relationship	269,041	1,233	—	(386)	—	269,888
Brands	254,636	131	—	—	—	254,767
Incremental Cost from the acquisitions of contracts	30,742	—	10,348	(174)	(14,913)	26,003
Content activation	819	—	1,495	—	—	2,314
Internally generated software	22,365	—	3,061	—	—	25,426
Other	16,171	—	199	(184)	—	16,186
Total	1,271,020	1,364	19,301	(2,055)	(60,951)	1,228,679

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2021	Amortization	adjustments	Decreases (1)	2022	2022
3G/4G licenses	(111,749)	(26,529)	—	11,363	(126,915)	256,746
PCS and SRCE licenses (Argentina)	—	—	—	—	—	202,076
Núcleo´s licenses	(8,159)	(2,043)	19	—	(10,183)	38,175
Customer relationship	(171,371)	(42,968)	9	—	(214,330)	55,558
Brands	(2,055)	—	—	—	(2,055)	252,712
Incremental Cost from the acquisitions of contracts	(17,542)	(13,079)	3	14,913	(15,705)	10,298
Content activation	(436)	(691)	—	—	(1,127)	1,187
Internally generated software	(19,806)	(277)	—	—	(20,083)	5,344
Other	(7,321)	(3,628)	—	—	(10,949)	5,236
Total	(338,439)	(89,215)	31	26,276	(401,347)	827,332

(1)Includes $(32,873) million corresponding to the return of spectrum mentioned in Note 2.e.i).

Schedule of movements in the impairment of Intangible assets

	Years ended December 31,
	2023	2022
At the beginning of the year	(33,843)	(58,386)
Increases (*)	(75)	(8,330)
Uses (*)	—	32,873
At the end of the year	(33,918)	(33,843)

(*)In 2022 corresponds to the return of spectrum mentioned in Note 2.e.i).